Short Term Bank Loans	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SHORT TERM BANK LOANS

Note 13 — SHORT TERM BANK LOANS

Short-term bank loans consisted of the following loans:

Lender	December 31, 2022	Term	Effective Interest Rate
China Everbright Bank	$434,959	August 26, 2022 to August 25, 2023	4.35%
Total	434,959
Less: current portion	434,959
Long term portion	$-

Lender	December 31, 2021	Term	Effective Interest Rate
China Everbright Bank	$470,765	March 30, 2021 to March 29, 2022	4.35%
Zhejiang Tailong Bank	313,844	February 08, 2021 to February 08, 2022	5.88%
Total	784,609
Less: current portion	784,609
Long term portion	$-

All principal of the above loans as of December 31, 2022 and 2021 are due upon maturity and interest payments are due on a quarterly or monthly basis.

The Group repaid $314,169 to Zhejiang Tailong Bank on February 08, 2022, and $471,268 to China Everbright Bank on March 25, 2022

Interest expense for these loans was $24,239, $ 31,355 and nil for the years ended December 31, 2022, 2021 and 2020, respectively.